Schedule H, Line 4i, Schedule of Assets (Held at End of Year) (Details) - EBP 001 - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value	$ 50,590,945	$ 49,012,871
Investments at fair value	$ 51,184,356
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan interest (percent)	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan interest (percent)	9.50%
Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value	$ 3,848,358
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value	45,035,578
Investment, Identifier [Axis]: Common Equity Securities, Key Tronic Corporation, Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value	826,025
Investment, Identifier [Axis]: Common/collective trust fund, Galliard Capital Management, Stable Return Fund PN
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value	3,848,358
Investment, Identifier [Axis]: Mutual Funds, American Funds, EuroPacific Growth Fund® Class R-6
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value	783,430
Investment, Identifier [Axis]: Mutual Funds, Cohen & Steers, Realty Shares Fund Class Z
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value	31,555
Investment, Identifier [Axis]: Mutual Funds, DFA, Emerging Markets Core Equity Inst. Class
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value	391,697
Investment, Identifier [Axis]: Mutual Funds, DFA, U.S. Small Cap Value Institutional Class
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value	947,820
Investment, Identifier [Axis]: Mutual Funds, Fidelity, 500 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value	6,173,502
Investment, Identifier [Axis]: Mutual Funds, Fidelity, Government Money Market K6
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value	604,954
Investment, Identifier [Axis]: Mutual Funds, Fidelity, Mid Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value	756,813
Investment, Identifier [Axis]: Mutual Funds, Fidelity, Small Cap Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value	1,101,110
Investment, Identifier [Axis]: Mutual Funds, Fidelity, Small Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value	247,203
Investment, Identifier [Axis]: Mutual Funds, Fidelity, Total Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value	1,618,818
Investment, Identifier [Axis]: Mutual Funds, Janus Henderson, Enterprise Fund Class I
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value	274,000
Investment, Identifier [Axis]: Mutual Funds, MFS, International Diversification R4
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value	923,182
Investment, Identifier [Axis]: Mutual Funds, PIMCO, Real Return Fund Institutional Class
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value	112,828
Investment, Identifier [Axis]: Mutual Funds, T. Rowe Price, Blue Chip Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value	5,185,220
Investment, Identifier [Axis]: Mutual Funds, Vanguard, DFA, U.S. Large Cap Value Institutional Class
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value	3,904,720
Investment, Identifier [Axis]: Mutual Funds, Vanguard, Target Retirement 2020 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value	1,371,226
Investment, Identifier [Axis]: Mutual Funds, Vanguard, Target Retirement 2025 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value	2,025,654
Investment, Identifier [Axis]: Mutual Funds, Vanguard, Target Retirement 2030 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value	3,914,741
Investment, Identifier [Axis]: Mutual Funds, Vanguard, Target Retirement 2035 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value	4,492,574
Investment, Identifier [Axis]: Mutual Funds, Vanguard, Target Retirement 2040 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value	2,922,614
Investment, Identifier [Axis]: Mutual Funds, Vanguard, Target Retirement 2045 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value	1,658,367
Investment, Identifier [Axis]: Mutual Funds, Vanguard, Target Retirement 2050 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value	2,018,877
Investment, Identifier [Axis]: Mutual Funds, Vanguard, Target Retirement 2060 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value	1,182,699
Investment, Identifier [Axis]: Mutual Funds, Vanguard, Target Retirement 2065 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value	266,076
Investment, Identifier [Axis]: Mutual Funds, Vanguard, Target Retirement 2070 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value	5,433
Investment, Identifier [Axis]: Mutual Funds, Vanguard, Vanguard Target Retirement 2055 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value	911,051
Investment, Identifier [Axis]: Mutual Funds, Vanguard, Vanguard Target Retirement Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value	682,361
Investment, Identifier [Axis]: Mutual Funds, Victory Sycamore, Established Value Fund Class I
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value	527,053
Investment, Identifier [Axis]: Notes Receivable from Participants, Loans to participants with interest rate of 4.25 - 9.50%, due through 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value	593,411
Investment, Identifier [Axis]: Participant Directed Brokerage Accounts, Participant Directed Brokerage Accounts, Various
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value	$ 880,984